Borrowings - Schedule of Borrowings (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Sep. 30, 2025
Schedule of Borrowings [Line Items]
Total short-term borrowings		$ 3,769,208	$ 3,371,260
Total long-term borrowings, current		1,687,446	1,632,252
Total long-term borrowings, non-current		5,059,437	5,722,714
Total long-term borrowings, non-current		724,848	702,346
Total long-term borrowing, non-current		5,784,285	6,425,060
Total borrowings		$ 11,240,939	11,428,572
Bank of Jiangnan [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings current Interest Rate	[1]	4.10%
Long-term borrowings current Borrowing Date	[1]	Jun. 27, 2023
Long-term borrowings current Maturity Date	[1]	Dec. 31, 2025
Total long-term borrowings, current	[1]		816,126
Bank of Jiangnan [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings current Interest Rate	[1]	4.10%
Long-term borrowings current Borrowing Date	[1]	Jun. 27, 2023
Long-term borrowings current Maturity Date	[1]	Jun. 30, 2026
Total long-term borrowings, current	[1]	$ 843,723	816,126
Bank of Jiangnan [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings current Interest Rate	[1]	4.10%
Long-term borrowings current Borrowing Date	[1]	Jun. 27, 2023
Long-term borrowings current Maturity Date	[1]	Dec. 31, 2026
Total long-term borrowings, current	[1]	$ 843,723
Bank of Jiangnan [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings non-current Interest Rate	[1]	4.10%
Long-term borrowings non-current Borrowing Date	[1]	Jun. 27, 2023
Long-term borrowings non-current Maturity Date	[1]	Jun. 21, 2030
Total long-term borrowings, non-current	[1]	$ 2,016,526	2,237,674
Bank of Jiangnan [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings non-current Interest Rate	[1]	4.10%
Long-term borrowings non-current Borrowing Date	[1]	Nov. 15, 2023
Long-term borrowings non-current Maturity Date	[1]	Jun. 21, 2030
Total long-term borrowings, non-current	[1]	$ 1,855,610	1,798,005
Bank of Jiangnan [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings non-current Interest Rate	[1]	4.10%
Long-term borrowings non-current Borrowing Date	[1]	Feb. 05, 2024
Long-term borrowings non-current Maturity Date	[1]	Jun. 21, 2030
Total long-term borrowings, non-current	[1]	$ 739,345	716,393
Bank of Jiangnan [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings non-current Interest Rate	[1]	4.35%
Long-term borrowings non-current Borrowing Date	[1]	Jul. 18, 2024
Long-term borrowings non-current Maturity Date	[1]	Jun. 21, 2030
Total long-term borrowings, non-current	[1]	$ 447,956	970,642
Changzhou Zenith Technology Co., Ltd. [Member]
Schedule of Borrowings [Line Items]
Total long-term borrowing from a third party, non-current Interest Rate
Total long-term borrowing from a third party, non-current Borrowing Date		Jul. 14, 2025
Total long-term borrowing from a third party, non-current Maturity Date		Jul. 13, 2028
Total long-term borrowings, non-current		$ 724,848	702,346
Bank of Jiangsu [Member]
Schedule of Borrowings [Line Items]
Short-Term Interest Rate		2.90%
Short-Term Borrowing Date		Aug. 28, 2025
Short-Term Maturity Date		Aug. 27, 2026
Total short-term borrowings		$ 942,302	913,050
Bank of Jiangsu [Member]
Schedule of Borrowings [Line Items]
Short-Term Interest Rate		2.85%
Short-Term Borrowing Date		Sep. 01, 2025
Short-Term Maturity Date		Aug. 31, 2026
Total short-term borrowings		$ 579,878	561,876
Bank of Nanjing [Member]
Schedule of Borrowings [Line Items]
Short-Term Interest Rate	[2]	3.30%
Short-Term Borrowing Date	[2]	Sep. 09, 2025
Short-Term Maturity Date	[2]	Mar. 08, 2026
Total short-term borrowings	[2]		491,642
Agricultural Bank of China [Member]
Schedule of Borrowings [Line Items]
Short-Term Interest Rate	[2]	2.85%
Short-Term Borrowing Date	[2]	Apr. 27, 2025
Short-Term Maturity Date	[2]	Mar. 17, 2026
Total short-term borrowings	[2]		1,404,692
Bank of Jiangsu [Member]
Schedule of Borrowings [Line Items]
Short-Term Interest Rate	[3]	2.80%
Short-Term Borrowing Date	[3]	Jan. 04, 2026
Short-Term Maturity Date	[3]	Jan. 03, 2027
Total short-term borrowings	[3]	$ 289,939
Bank of China [Member]
Schedule of Borrowings [Line Items]
Short-Term Interest Rate	[4]	2.85%
Short-Term Borrowing Date	[4]	Jan. 23, 2026
Short-Term Maturity Date	[4]	Jan. 22, 2027
Total short-term borrowings	[4]	$ 507,393
Agricultural Bank of China [Member]
Schedule of Borrowings [Line Items]
Short-Term Interest Rate	[5]	2.85%
Short-Term Borrowing Date	[5]	Mar. 17, 2026
Short-Term Maturity Date	[5]	Mar. 10, 2027
Total short-term borrowings	[5]	$ 1,449,696

[1]	The following is the principal repayment schedule for the long-term loan from Bank of Jiangnan as of March 31, 2026:
[2]	These loans were fully repaid as matured during the six months ended March 31, 2026.
[3]	On January 4, 2026, Changzhou Higgs obtained a non-revolving loan of RMB2,000,000 ($289,939) from Bank of Jiangsu, with an annual interest rate of 2.80% and a term of 12 months.
[4]	On January 23, 2026, Changzhou EZGO obtained a non-revolving loan of RMB3,500,000 ($507,393) from Bank of China, with an annual interest rate of 2.85% and a term of 12 months, which was guaranteed by Mr. Jianhui Ye, Mr. Shuang Wu, Jiangsu New Energy and a third party, Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd.
[5]	On March 17, 2026, Changzhou EZGO obtained a non-revolving loan of RMB10,000,000 ($1,449,696) from Agricultural Bank of China, with an annual interest rate of 2.85% and a term of 12 months, which was guaranteed by Mr. Jianhui Ye and a third party, Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd.